Trade and Other Receivables - Summary of Changes in Summary of Changes in Provision for Impairment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	₩ 295,319	₩ 359,924
Provision	89,097	24,596
Write-off or transfer out	(60,598)	(90,513)
Changes in the scope of consolidation	3,211
Others	286	1,312
Ending balance	327,315	295,319
Other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	83,680	93,822
Provision	50,860	35,597
Reversal	(890)	(475)
Write-off or transfer out	(25,067)	(44,108)
Changes in the scope of consolidation	87,614
Others	8,407	(1,156)
Ending balance	₩ 204,604	₩ 83,680